Financial liabilities measured at FVTPL - Summary of warrants were measured at binomial option pricing model (Details) - Y	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities Measured At Binomial Option Pricing Model [Line Items]
Expected volatility	0.538%	0.581%
Risk-free interest rate (per annum)	0.043%	0.044%
Expected dividend yield	0.00%	0.00%
Expected term	2.5
Bottom of range [member]
Disclosure Of Financial Liabilities Measured At Binomial Option Pricing Model [Line Items]
Expected term		1
Top of range [member]
Disclosure Of Financial Liabilities Measured At Binomial Option Pricing Model [Line Items]
Expected term		6